SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Corporate headquarters facility and related improvements Minimum	Dec. 31, 2011 Corporate headquarters facility and related improvements Minimum	Jun. 30, 2012 Corporate headquarters facility and related improvements Maximum	Dec. 31, 2011 Corporate headquarters facility and related improvements Maximum	Jun. 30, 2012 Furniture and equipment Minimum	Dec. 31, 2011 Furniture and equipment Minimum	Jun. 30, 2012 Furniture and equipment Maximum	Dec. 31, 2011 Furniture and equipment Maximum	Jun. 30, 2012 Software Minimum	Dec. 31, 2011 Software Minimum	Jun. 30, 2012 Software Maximum	Dec. 31, 2011 Software Maximum	Jun. 30, 2012 Leasehold improvements Minimum	Dec. 31, 2011 Leasehold improvements Minimum	Jun. 30, 2012 Leasehold improvements Maximum	Dec. 31, 2011 Leasehold improvements Maximum	Jun. 30, 2012 Software development Minimum	Dec. 31, 2011 Software development Minimum	Jun. 30, 2012 Software development Maximum	Dec. 31, 2011 Software development Maximum
Revenue Recognition
Revenues associated with merchant services	$ 38.5	$ 40.0	$ 99.5	$ 84.3
Accounts Receivable - net
Reserve for refunds			$ 3.2	$ 3.3
Property and equipment-net
Property and equipment useful life					15 years	15 years	40 years	40 years	2 years	2 years	10 years	10 years	3 years	3 years	5 years	5 years	3 years	3 years	10 years	10 years	3 years	3 years	5 years	5 years